Equity offerings and drilling unit sale transactions with Seadrill Partners - Sale of Company Drilling Units to Seadrill Partners (Details) - USD ($) $ in Millions		12 Months Ended	14 Months Ended
		Dec. 31, 2014	Jan. 02, 2014
Redeemable Noncontrolling Interest [Line Items]
Adjusted sales price	[1]		$ 1,793
Less net assets transferred			(486)
Excess of sales price over net assets transferred			1,307
Deemed contribution to Seadrill shareholders from non-controlling interest		$ 13	209
T-15
Redeemable Noncontrolling Interest [Line Items]
Adjusted sales price	[1]		74
Less net assets transferred			5
Excess of sales price over net assets transferred			79
Deemed contribution to Seadrill shareholders from non-controlling interest			19
T-16
Redeemable Noncontrolling Interest [Line Items]
Adjusted sales price	[1]		68
Less net assets transferred			0
Excess of sales price over net assets transferred			68
Deemed contribution to Seadrill shareholders from non-controlling interest			16
West Sirius
Redeemable Noncontrolling Interest [Line Items]
Adjusted sales price	[1]		922
Less net assets transferred			(375)
Excess of sales price over net assets transferred			547
Deemed contribution to Seadrill shareholders from non-controlling interest			105
West Leo
Redeemable Noncontrolling Interest [Line Items]
Adjusted sales price	[1]		729
Less net assets transferred			(116)
Excess of sales price over net assets transferred			613
Deemed contribution to Seadrill shareholders from non-controlling interest			$ 69

[1]	The Adjusted sales price above includes debt assumed and working capital adjustments.